Interest income	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Interest income
26.	Interest income

	Year ended December 31,
	2018	2019	2020
	NT$000	NT$000	NT$000
Bank deposits	49,051	59,901	25,547
Imputed interest from deposits	—	—	25
Financial assets at amortized cost	920	4,467	2,206

	49,971	64,368	27,778